Form N-1A Cover	Nov. 04, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Document Creation Date	Nov. 04, 2025
Document Effective Date	Nov. 04, 2025
Prospectus Date	Nov. 01, 2025